Note 14 - Tax Expense (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of the components of income tax [text block]
	2017	2016	2015
Tax recognised in profit or loss

Current tax	4,995	3,106	(197)
Income tax– current year	3,702	2,414	506
Income tax – Prior year under provision	71	49	(1,636)
Withholding tax expense	1,222	643	933

Deferred tax expense	3,696	4,611	2,567
Origination and reversal of temporary differences	3,696	4,611	2,567

Tax expense – recognised in profit or loss	8,691	7,717	2,370

Tax recognised in other comprehensive income

Income tax - current year	-	-	(199)
Tax expense	8,691	7,717	2,171

Disclosure of unrecognized deferred tax assets [text block]
	2017	2016

Tax losses carried forward	5,105	4,989

Disclosure of income tax reconciliation [text block]
	2017	2016	2015
Profit for the year	11,896	11,085	5,590
Total tax expense	8,691	7,717	2,370
Profit before tax	20,587	18,802	7,960

Income tax at Company's domestic tax rate (1)	-	-	2,109
Tax rate differences in foreign jurisdictions	6,546	6,293	(63)
Foreign currency difference	-	-	(12)
Deemed interest on loans	-	-	31
Management fee – non-deductible withholding tax portion	427	427	317
Management fee – Withholding tax on deemed dividend portion (2)	538	-	-
Management fee – non-deductible income tax portion (2)	925	-	-
Withholding tax on intercompany dividend	90	49	-
Non-deductible royalty expenses	901	753	632
Other non-deductible expenditure	107	64	442
Export incentive income credit 2016 (3)	(284)	-	-
Export incentive income exemption 2017 (3)	(630)	-	-
Change in tax estimate	(45)	49	(1,636)
Change in unrecognized deferred tax assets	116	82	550
Tax expense - recognised in profit or loss	8,691	7,717	2,370

Disclosure of income taxes paid [text block]
Tax paid	2017	2016	2015

Net income tax (payable)/receivable at January 1	(345)	344	(1,617)
Current tax (expense)/tax credit	(4,995)	(3,106)	197
Income tax recognised through other comprehensive income			199
Foreign currency movement	(17)	(49)	103
Tax paid	4,212	2,466	1,462
Net income tax payable at December 31	(1,145)	(345)	344

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	Assets		Liabilities		Net
	2017	2016	2017	2016	* 2017	*2016

Property, plant and equipment	-	-	(20,985)	(17,092)	(20,985)	(17,092)
Allowance for obsolete stock	35	12	-	-	35	12
Prepayments	-	-	(4)	(3)	(4)	(3)
Unrealised foreign exchange	97	-	-	-	97	-
Share based payments	12	-	-	-	12	-
Provisions	1,290	1,218	-	-	1,290	1,218
Tax assets/ (liabilities)	1,434	1,230	(20,989)	(17,095)	(19,555)	(15,865)

Disclosure of movement in recognized in deferred tax assets and liabilities [text block]
	Balance January 1, 2017	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2017
Property, plant and equipment	(17,092)	(3,893)	-	(20,985)
Allowance for obsolete stock	12	23	-	35
Prepayments	(3)	(1)	-	(4)
Unrealised foreign exchange	-	97	-	97
Share based payments	-	12	-	12
Provisions	1,218	66	6	1,290
Total	(15,865)	(3,696)	6	(19,555)
	Balance January 1, 2016	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2016
Property, plant and equipment	(12,988)	(4,104)	-	(17,092)
Allowance for obsolete stock	-	12	-	12
Prepayments	(3)	2	(2)	(3)
Provisions	733	477	8	1,218
Assessed loss recognised	998	(998)	-	-
Total	(11,260)	(4,611)	6	(15,865)